Significant Events - Poplar Creek Financing (Details) - CAD ($) $ in Millions	Jul. 20, 2018	Dec. 31, 2017	Dec. 07, 2016
Disclosure of detailed information about borrowings [line items]
Aggregate principle amount of senior secured bonds issued	$ 345.0
Basis spread on variable rate		3.95%
TAPC Holdings | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Aggregate principle amount of senior secured bonds issued			$ 202.5